INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
In December 2017, the President of the United States signed into law the TCJA, which enacted significant changes to the Internal Revenue Code including a reduction in the U.S. federal corporate income tax rate from 35% to 21% effective for tax years beginning after 2017. For the three months ended March 31, 2018 and 2017, our effective tax rates were 24% and 37%, respectively.
We continue to evaluate the bonus depreciation exemption for regulated utilities. We have recorded an estimated provision for bonus depreciation for our fixed assets placed in service after September 27, 2017, which impacts our deferred tax assets and liabilities. We anticipate further clarification on this item from the IRS and the provisional amounts we have recorded under SAB 118 represent our best estimates as a result of the TCJA.

INCOME TAXES
Our effective tax rate varied from the statutory federal income tax rate due to differences between the book and tax treatment of various transactions as follows:

(In millions)	2017	2016	2015
Income tax expense at 35% statutory rate	$180	$120	$134
State income taxes (net of federal benefit) (a)	16	3	14
AFUDC equity	(10)	(11)	(8)
Revaluation of deferred federal income taxes (b)	8	—	—
Excess tax deductions for share-based compensation (c)	—	(23)	—
Other — net (d)	2	8	2
Total income tax provision	$196	$97	$142

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(a)
Amount for the year ended December 31, 2017 includes income tax benefits of $3 million related to the revaluation of state deferred tax assets and liabilities for the net of federal benefit impact of the TCJA.

(b)	Amount for the year ended December 31, 2017 represents income tax expense related to the revaluation of federal deferred tax assets and liabilities as a result of the TCJA.

(c)	Amount relates to a federal income tax benefit for excess tax deductions generated in 2016 as a result of adopting the new accounting guidance associated with share-based payments.

(d)
Amount for the year ended December 31, 2017 includes income tax expense of $1 million related to the establishment of a valuation allowance for the portion of a capital loss expected to not be utilized before expiration.

Components of the income tax provision were as follows:

(In millions)	2017	2016	2015
Current income tax expense (benefit) (a)	$1	$(122)	$65
Deferred income tax expense (b)(c)(d)	195	219	77
Total income tax provision	$196	$97	$142

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(a)	Amount for the year ended December 31, 2016 primarily relates to the cash benefit that resulted from the election of bonus depreciation as described in Note 5.

(b)
Amount for the year ended December 31, 2017 includes income tax expense of $5 million related to the net revaluation of federal and state deferred tax assets and liabilities at ITC Holdings as a result of the TCJA.

(c)
During the fourth quarter of 2016, we recognized total income tax benefits of $27 million for excess tax deductions for the year ended December 31, 2016 as a result of adopting the new accounting guidance associated with share-based payments.

(d)	Amount for the year ended December 31, 2016 includes utilization of $126 million of net operating losses, primarily resulting from the election of bonus depreciation as described in Note 5.
Deferred tax assets and liabilities are recognized for the estimated future tax effect of temporary differences between the tax basis of assets or liabilities and the reported amounts in the consolidated financial statements.
In December 2017, the President of the United States signed into law the TCJA, which enacted significant changes to the Internal Revenue Code including a reduction in the U.S. federal corporate income tax rate from 35% to 21% effective for tax years beginning after 2017. The revaluation of the deferred tax assets and federal income tax net operating losses at ITC Holdings has resulted in additional income tax expense in the fourth quarter of 2017 of $5 million. For additional information on the impacts of tax reform, see Note 6.
Due to the complexities involved in accounting for the enactment of the TCJA, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the TCJA. Accordingly, based on information available, we have recognized provisional tax impacts in its consolidated financial statements for the year ended December 31, 2017. The additional estimated income tax expense recorded as a result of the TCJA represents our best estimate based on interpretation of the TCJA. The ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions we have made, additional regulatory guidance that may be issued, and actions we may take as a result of the TCJA.
We are still in the process of evaluating the bonus depreciation carve-out for regulated utilities and we anticipate further clarification from the IRS, including tax depreciation elections for assets placed in service after September 27, 2017. We have recorded an estimated provision for bonus depreciation for our fixed assets placed in service between September 27, 2017 and December 31, 2017, which impacts our deferred tax liability for property, plant and equipment and deferred tax asset for federal income tax net operating loss carryforwards for income taxes ("NOLs") and other credits.
We will continue to analyze the effects of the TCJA on our consolidated financial statements and operations. Additional impacts from the enactment of the TCJA will be recorded as they are identified during the measurement period as provided for in SAB 118.
Deferred income tax assets (liabilities) consisted of the following at December 31:

(In millions)	2017	2016
Property, plant and equipment	$(798)	$(1,026)
Federal income tax NOLs and other credits	84	140
METC regulatory deferral (a)	(6)	(11)
Acquisition adjustments — ADIT deferrals (a)	(10)	(15)
Goodwill	(120)	(163)
ITCTransmission regional cost allocation recovery (b)	—	(11)
Refund liabilities (a)	38	56
Regulatory liability gross up - TCJA	139	—
Pension and postretirement liabilities	16	23
State income tax NOLs (net of federal benefit) (c)	50	47
True-up adjustment principal & interest	9	1
Other — net	(3)	(5)
Net deferred tax liabilities (d)	$(601)	$(964)
Gross deferred income tax liabilities	$(952)	$(1,252)
Gross deferred income tax assets	351	288
Net deferred tax liabilities	$(601)	$(964)
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(a)	Described in Note 6.

(b)	Described in Note 5 under “ITC Transmission Regional Cost Allocation Refund”.

(c)
During the fourth quarter of 2016, we recorded a deferred tax asset of $9 million for state income tax net operating losses, related to excess tax benefits generated in periods prior to 2016 that had not been previously recognized in the consolidated statements of financial position, upon adoption of the accounting guidance associated with share-based payments.

(d)
During the fourth quarter of 2017, we recorded a reduction in the net deferred tax liabilities of $572 million and income tax expense of $5 million related to the revaluation of deferred taxes as a result of the reduction in the U.S. federal corporate income rate from 35% to 21%. The revaluation was offset by a regulatory liability of approximately $512 million and a reduction in regulatory assets of $65 million.

We have federal income tax NOLs and capital losses as of December 31, 2017. We expect to use our NOLs prior to their expirations starting in 2036. However, during the fourth quarter of 2017, we established a $1 million valuation allowance for our federal capital loss we expect to not be utilized before its expiration at the end of 2018. We also have state income tax NOLs as of December 31, 2017, all of which we expect to use prior to their expiration starting in 2022.